PAYCHECK PROTECTION PROGRAM LOANS	12 Months Ended
Dec. 31, 2023
Paycheck Protection Program Loans
PAYCHECK PROTECTION PROGRAM LOANS

NOTE 9 – PAYCHECK PROTECTION PROGRAM LOANS

In February 2021, the Company applied for a promissory note under the Paycheck Protection Program and was approved for $1.04 million, with an interest rate of 1% per annum. In March 2022, this loan was forgiven in full and was recognized as a gain within other income (expense), net during the year ended December 31, 2022.

NOTABLE LABS, LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023